Pension, Savings, And Other Employee Benefits (Schedule Of Balances Reflected In Accumulated Other Comprehensive Income On Pre-Tax Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Total Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost/(credit)	$ 1,678	$ 2,095
Net actuarial (gain)/loss	324,081	289,016
Total	325,759	291,111
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net transition (asset)/obligation	736	1,725
Prior service cost/(credit)	630	621
Net actuarial (gain)/loss	(7,472)	(13,111)
Total	$ (6,106)	$ (10,765)